Steven B. Boehm

DIRECT LINE: 202.383.0176

E-mail: steven.boehm@sutherland.com

March 24, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Credit Suisse Park View BDC, Inc. —
Post-Effective Amendment No. 2 to Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of Credit Suisse Park View BDC, Inc. (the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), post-effective amendment No. 2 to the Company’s registration statement on Form N-2 (File No. 333-198981 (the “Registration Statement”). The Registration Statement relates to the continuous offering of the Company’s securities under Rule 415 of the Securities Act.

The Company respectfully asks that the staff of the Securities and Exchange Commission afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984). The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in the Registration Statement as declared effective on March 19, 2015, except for the updating of financial information and certain other data.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0176 or Stephani M. Hildebrandt at (202) 383-0845.

Sincerely,

/s/ Steven B. Boehm

cc:	Stephani M. Hildebrandt